Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans (Textual) [Abstract]
Letters of credit with bank	$ 7,950
Employees eligibility	Completed one year of service and are at least 21 years of age
Minimum years of service required	1
Minimum years of age required	21
Employers contribution and compensation	Match 50% of employees’ contributions up to 5% of eligible compensation
Employers contribution as percentage of employees contribution	50.00%
Employers contribution as percentage of employees compensation	5.00%
Employees contribution limit	100.00%
Fully vesting period of contribution	3
Minimum age for entitlement to benefit of deferred compensation plan			30
Minimum years of experience to attain the benefit of deferred compensation plan	P10Y
Deferred compensation arrangement with individual employees contribution minimum	3
Deferred compensation arrangement with individual employees contribution maximum	8
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	2,870	1,263	0
Deferred Compensation Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Employer's contribution	$ 1,223	$ 1,164	$ 0